Warrants	3 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants
Note 11 - Warrants
Legacy Volta Preferred Stock warrants
In connection with the Company’s prior debt financing agreements, Legacy Volta issued Preferred Stock warrants to purchase shares of Legacy Volta Series B Preferred Stock. During 2015, the Company issued warrants to purchase up to 209,029 shares of Series B Preferred Stock at an exercise price of $1.0475 per warrant expiring in July 2025.
On August 25, 2021, 208,993 shares of Legacy Volta Preferred Stock warrants were converted through a cashless exercise in accordance with the terms of the original warrant agreement to 253,613 shares of Class A common stock due to the application of the exchange ratio of approximately 1.2135.
As of December 31, 2021, none of the Legacy Volta Preferred Stock warrants remain outstanding. As of December 31, 2020, all Legacy Volta Preferred Stock warrants remained outstanding.
Legacy Volta common stock warrants
In connection with the Legacy Volta Series D issuance, the Company issued equity classified warrants to purchase 381,679 shares of Legacy Volta Class B common stock at an exercise price of $1.31, to the existing investors, during the year ended December 31, 2020. The Company valued the warrants at $0.76 per share upon issuance for a total amount of $0.3 million. As the warrants were issued in connection with the issuance of Legacy Volta Preferred Stock, the Legacy Volta Preferred Stock had equal and offsetting equity issuance costs of $0.3 million recorded in the consolidated balance sheet as of December 31, 2020. At Closing, each warrant to purchase Legacy Volta common stock was automatically converted to a warrant to purchase a number of shares of Volta Class A common stock equal to the product of (a) the number of shares of Legacy Volta common stock subject to such Legacy Volta warrant and (b) 1.2135, rounding down to the nearest whole number of shares, at an exercise price per share equal to (i) the exercise price per share for the shares of Legacy Volta common stock subject to such Legacy Volta warrant divided by (ii) 1.2135, rounding up to the nearest whole cent.
During the year ended December 31, 2021, 182,025 shares of Volta Class A common stock warrants were exercised at an exercise price of $0.01 per share for an immaterial amount.
During the year ended December 31, 2021, 188,638 shares of Volta Class A common stock warrants were exercised through a cashless exercise. As of December 31, 2021, 9,773,835 Volta Class A common stock warrants remained outstanding. As of December 31, 2020, all Legacy Volta common stock warrants remained outstanding.
Public and private warrants
As the accounting acquirer, Legacy Volta, is deemed to have assumed 8,621,715 Public Warrants and 5,933,333 Private Warrants that were held by TortoiseCorp II at an exercise price of $11.50. In accordance A&R Warrant Agreement, dated August 26, 2021, between Volta, Computershare Inc. and Computershare Trust Company, N.A., collectively as warrant agent, the Public Warrants and Private Warrants for Class A common shares became exercisable on September 15, 2021. The warrants will expire five years after the completion of the Reverse Recapitalization, or earlier upon redemption or liquidation.
The Public and Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities on the condensed consolidated balance sheets. Accordingly, the Company classifies the warrants as liabilities and records them at fair value. As of December 31, 2021, 275 public and no private warrants have been exercised.

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
The Private Warrants and the Public Warrants have substantially similar terms, except that the Private Warrants and Class A shares upon exercise of the Public Warrants were not transferable, assignable or salable until 30 days after the completion of the Reverse Recapitalization, subject to certain limited exceptions. Additionally, the Private Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable and exercisable by such holders and the same basis as the Public Warrants.
Once the warrants become exercisable, the outstanding warrant can be redeemed in whole not in part and upon a minimum of 30 days’ prior written notice of redemption in the following two options:
•If the last sale price of Class A shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. In that case, the Company can redeem the outstanding warrants at a price of $0.01 per warrant.
•Commencing 90 days after the warrants become exercisable, if the last sale price of Class A shares equal or exceeds $10.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalization and the like) on the trading day prior to the date on which the Company sends a notice of redemption to the warrant holders. The Company can redeem the outstanding warrants for Volta Class A common shares a price equal to a number of Class A shares to be determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A shares.
No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the warrant holder.
Note 10 - Warrants
Legacy Volta common stock warrants
As of March 31, 2022 and December 31, 2021, 9,773,835 Class A common stock warrants remained outstanding.
Public and Private Warrants
As the accounting acquirer, Legacy Volta, is deemed to have assumed 8,621,715 Public Warrants and 5,933,333 Private Warrants that were held by TortoiseCorp II at an exercise price of $11.50 per share. In accordance with the Amended and Restated Warrant Agreement ("A&R Warrant Agreement"), dated August 26, 2021, between Volta, Computershare Inc. and Computershare Trust Company, N.A., collectively as warrant agent, the Public Warrants and Private Warrants became exercisable 30 days after the completion of the initial reverse recapitalization. The warrants will expire five years after the completion of the Reverse Recapitalization, or earlier upon redemption or liquidation.
The Public and Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities on the condensed consolidated balance sheets. Accordingly, the Company classifies the warrants as liabilities and records them at fair value.

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
Warrants exercised	—	—	—
Outstanding as of March 31, 2022	5,933,333	8,621,440	14,554,773
The Private Warrants and the Public Warrants have substantially similar terms, the Private Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable and exercisable by such holders and the same basis as the Public Warrants.
The outstanding warrants can be redeemed in whole not in part and upon a minimum of 30 days’ prior written notice of redemption in the following two options:
•If the last sale price of Class A shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. In that case, the Company can redeem the outstanding warrants at a price of $0.01 per warrant.
•Commencing 90 days after the warrants become exercisable, if the last sale price of Class A shares equal or exceeds $10.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalization and the like) on the trading day prior to the date on which the Company sends a notice of redemption to the warrant holders. In that case, the Company can redeem the outstanding warrants for Volta Class A common shares a price equal to a number of Class A shares to be determined by reference to an agreed table based on the redemption date and the "fair market value" of Class A shares.
No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the warrant holder.